Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Loans receivable, allowance for loan losses	$ 4,826	$ 6,112
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,976,131	7,963,378
Common stock, shares outstanding	6,637,771	6,717,242
Treasury stock, shares	1,338,360	1,246,136
Unearned ESOP shares	434,548	498,346